Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

April 13, 2012

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company
Pre-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-177543; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (“Penn Mutual”), and its separate account, Penn Mutual Variable Annuity Account III (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 3 to the Registrant’s registration statement on Form N-4. The purpose of Pre-Effective Amendment No. 3 is to respond to the Staff’s comments on the Registrant’s Pre-Effective Amendment No.2 filing, filed with the Commission on March 26, 2012, and to make other changes to the Prospectus, Statement of Additional Information and Part C for the Smart Foundation Variable Annuity (formerly, PMLVA).

If you have any questions regarding Pre-Effective Amendment No. 3, please do not hesitate to call me at (202) 739-5450 or Sean Graber at (215) 963-5598.

Very truly yours,

/s/     Michael Berenson

Michael Berenson

cc:	Ms. Kimberly Love
Sean Graber, Esq.